Share-Based Payments	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Share-Based Payments
25	Share-Based Payments

(a)	Stock option plans
The Bank grants stock options as part of the Employee Stock Option Plan as well as stand-alone stock appreciation rights (SARs). Options to purchase common shares and/or to receive an equivalent cash payment, as applicable, may be granted to select employees at an exercise price of the higher of the closing price of the Bank’s common shares on the TSX on the trading day prior to the grant date or the volume weighted average trading price for the five trading days immediately preceding the grant date.

Stock options granted vest 50% at the end of the third year and 50% at the end of the fourth year. Stock options are exercisable no later than 10 years after the grant date. In the event that the expiry date falls within an insider trading blackout period, the expiry date will be extended for 10 business days after the end of the blackout period. There is a total of 141 million common shares which have been reserved for issuance under the Bank’s Employee Stock Option Plan of which 120 million common shares have been issued as a result of the exercise of options and 11 million common shares are committed under outstanding options, leaving 11 million common shares available for issuance as options. Outstanding options expire on dates ranging from December 3, 2025 to December 12, 2034.
The cost of these options is recognized on a graded vesting basis except where the employee is eligible to retire prior to a tranche’s vesting date, in which case the cost is recognized between the grant date and the date the employee is eligible to retire.
The Stock Option Plan includes:

•	Stock options
Employee stock options granted are equity-classified stock options which call for settlement in shares.
The amount recorded in equity – other reserves for vested stock options as at October 31, 2025 was $124 million (2024 – $124 million).
In 2025, an expense of $15 million (2024 – $13 million) was recorded in salaries and employee benefits in the Consolidated Statement of Income. As at October 31, 2025, future unrecognized compensation cost for non-vested
stock options was $8 million (2024 – $10 million) which is to be recognized over a weighted-average period of 1.84 years (2024 – 2.03 years).

•	Stock appreciation rights
Stand-alone SARs are granted instead of stock options to select employees in countries where local laws may restrict the Bank from issuing shares. When a SAR is exercised, the Bank pays the appreciation amount in cash equal to the rise in the market price of the Bank’s common shares since the grant date.
During fiscal 2025, 119,316 SARs were granted (2024 – 81,414) and as at October 31, 2025, 485,684 SARs were outstanding (2024 – 570,156), of which 481,880 SARs were vested (2024 – 566,349).
The impact to the Bank’s consolidated financial statements of vested and outstanding SARs was not material.
Determination of fair values
The share-based payment expense for stock options was quantified using the Black-Scholes option pricing model on the date of grant. The fiscal 2025 and 2024 stock option grants were fair valued using the following weighted-average assumptions and resulting fair value per award:

	2025 Grant	2024 Grant
Assumptions
Risk-free interest rate %	2.77%	3.26%
Expected dividend yield	4.88%	4.47%
Expected price volatility	19.33%	19.76%
Expected life of option	6.84 Years	6.90 Years
Fair value
Weighted-average fair value	$8.07	$7.68
The risk-free rate is based on Canadian treasury bond rates interpolated for the maturity equal to the expected life until exercise of the options. Expected dividend yield is based on historical dividend payout. Expected price volatility is determined based on the historical volatility for compensation. For accounting purposes, an average of the market consensus implied volatility for traded options on our common shares and the historical volatility is used.
Details of the Bank’s Employee Stock Option Plan are as follows
(1)
:

	2025		2024
As at October 31	Number of stock options (000’s)	Weighted average exercise price	Number of stock options (000’s)	Weighted average exercise price
Outstanding at beginning of year	11,456	$70.75	11,558	$72.74
Granted	1,587	79.13	2,676	59.99
Exercised as options	(2,710)	72.21	(498)	66.04
Forfeited	(85)	70.66	(600)	70.34
Expired	(161)	72.62	(1,680)	68.84
Outstanding at end of year	10,087	$71.65	11,456	$70.75
Exercisable at end of year	3,333	$75.39	4,737	$73.10
Available for grant	10,562		11,902

	Options Outstanding			Options Exercisable
As at October 31, 2025	Number of stock options (000’s)	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of stock options (000’s)	Weighted average exercise price
Range of exercise prices
$55.63 to $68.32	2,363	8.02	$59.99	–	$–
$68.33 to $74.34	4,423	5.43	$70.17	2,313	$71.62
$74.35 to $85.46	3,301	6.96	$81.98	1,020	$83.95
	10,087	6.54	$71.65	3,333	$75.39

(1)	Excludes SARs.

(b)	Employee share ownership plans
Eligible employees can contribute up to a specified percentage of salary towards the purchase of common shares of the Bank. In general, the Bank matches
50-60%
of eligible contributions, depending on the region, up to a maximum dollar amount, which is expensed in salaries and employee benefits. During 2025, the Bank’s contributions totalled $94 million (2024 – $94 million). Contributions, which are used to purchase common shares in the open market, do not result in a subsequent expense to the Bank from share price appreciation.
As at October 31, 2025, an aggregate of 21 million common shares were held under the employee share ownership plans (2024 – 21 million). The shares in the employee share ownership plans are considered outstanding for computing the Bank’s basic and diluted earnings per share.

(c)	Other share-based payment plans
Other share-based payment plans use notional units that are valued based on the Bank’s common share price on the TSX. Most grants of units accumulate dividend equivalents in the form of additional units based on the dividends paid on the Bank’s common shares. These plans are settled in cash and, as a result, are liability-classified. Fluctuations in the Bank’s share price change the value of the units, which affects the Bank’s share-based payment expense. As described below, the value of the Performance Share Units also varies based on Bank performance. Upon exercise or redemption, payments are made to the employees with a corresponding reduction in the accrued liability.
In 2025, an aggregate expense of $394 million (2024 – $357 million) was recorded in salaries and employee benefits in the Consolidated Statement of Income for these plans. This expense includes gains from derivatives used to manage the volatility of share-based payments of $345 million (2024 – $196 million gains
).
As at October 31, 2025, the share-based payment liability recognized for vested awards under these plans was $1,446 million (2024 – $1,010 million).
Details of these other share-based payment plans are as follows:
Deferred Stock Unit Plan (DSU)
Under the DSU Plan, senior executives may elect to receive all or a portion of their cash bonus under the Annual Incentive Plan (which is expensed for the year awarded in salaries and employee benefits in the Consolidated Statement of Income) in the form of deferred stock units which vest immediately. In addition the DSU plan allows for eligible executives of the Bank to participate in grants that are not allocated from the Annual Incentive Plan election. These grants are subject to specific vesting schedules. Units are redeemable in cash only when an executive ceases to be a Bank employee, and must be redeemed by December 31 of the year following that event. As at October 31, 2025, there were 3,040,333 units (2024 – 2,732,877) awarded and outstanding of which 2,179,058 units were vested (2024 – 1,893,903).
Directors’ Deferred Stock Unit Plan (DDSU)
Under the DDSU Plan,
non-officer
directors of the Bank may elect to receive all or a portion of their fee for that fiscal year (which is expensed by the Bank in other expenses in the Consolidated Statement of Income) in the form of deferred stock units which vest immediately. Units are redeemable in cash, only following resignation or retirement, and must be redeemed by December 31 of the year following that event. As at October 31, 2025, there were 436,880 units outstanding (2024 – 420,889).
Restricted Share Unit Plan (RSU)
Under the RSU Plan, select employees receive an award of restricted share units which, for the majority of grants, vest at the end of three years. There are certain grants that provide for a graduated vesting schedule. Upon vesting, all RSU units are paid in cash to the employee. The share-based payment expense is recognized evenly over the vesting period except where the employee is eligible to retire prior to the vesting date in which case, the expense is recognized between the grant date and the date the employee is eligible to retire. As at October 31, 2025, there were 9,438,970 units (2024 – 8,478,453) awarded and outstanding of which 6,888,296 units were vested (2024 – 5,665,778).
Performance Share Unit Plan (PSU)
Eligible executives receive an award of performance share units which, for the majority of grants, vest at the end of three years. Certain grants provide for a graduated vesting schedule which includes a specific performance factor calculation. PSU awards are subject to performance criteria measured over a three-year period whereby a multiplier factor is applied which impacts the incremental number of units due to employees. The three-year performance measures include return on equity compared to target and total shareholder return relative to a comparator group selected prior to the granting of the award. The Bank uses a probability-weighted-average of potential outcomes to estimate the multiplier impact. The share-based payment expense is recognized over the vesting period except where the employee is eligible to retire prior to the vesting date; in which case, the expense is recognized between the grant date and the date the employee is eligible to retire. This expense varies based on changes in the Bank’s share price and the Bank’s performance compared to the performance measures. Upon vesting, the units are paid in cash to the employee. As at October 31, 2025, there were 7,026,302 units (2024 – 6,766,501) outstanding subject to performance criteria, of which 6,010,837 units were vested (2024 – 4,843,892).